Finance Costs (Tables)	6 Months Ended
Dec. 31, 2024
Finance Costs [Abstract]
Schedule of Finance Costs
	Consolidated
	December 2024	December 2023
	$	$
Interest expense on Shareholder loans (refer to note 20)	298,726	230,930
Amortisation of discount on convertible notes (refer to note 20)	188,291	-
Interest on Convertible notes (refer to note 20)	97,266	55,341
Interest and finance charges – Others	36,502	520
	620,785	286,791